RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of nature of the relationships with related parties

Nature of the relationships with related parties:

Name	Relationship with the Company
Kaiming Hu	Previous owner of NBpay group, former shareholder of Mercurity
Zhiyou Wang	Former director of Mercurity’s affiliated companys, former shareholder of Mercurity
Guoda Technology (Shenzhen) Co., Ltd.	A company associated with Zhiyou Wang
Radiance Holding (HK) Limited	Former shareholder of Mercurity
Wei Zheng	Director of Mercurity’s affiliated companys
Ying Wang	Associated with Zhiyou Wang

Schedule of balances due from the related party

		As of December 31,
		2022
		US$
Kaiming Hu	(i)	—
Guoda Technology (Shenzhen) Co., Ltd.	(ii)	—
Wei Zheng	(iii)	25,000

i.	The receivable due from Mr. Kaiming Hu is $556,083 at the end of December 31, 2021, related to capital contribution. Due to the changes of the company's management and business team in the second half of 2021, the Company failed to collect the receivable from Mr. Kaiming Hu in a timely manner. The Company made full provision for doubtful accounts for this receivable at the end of 2021.
ii.	The amounts represent the receivables of $1,503 due from Guoda Technology (Shenzhen) Co., Ltd. related to office lease fee settlement. As Guoda Technology (Shenzhen) Co., Ltd. ceased operations due to poor management in 2022, the Company was unable to recover this receivable, so the Company made full provision for doubtful accounts for this receivable in 2022.
iii.	On September 10, 2022, Mercurity Fintech Technology Holding Inc.(“MFH Tech”), a subsidiary of the Company, provided a loan of US $25,000 to Mr. Wei Zheng, the director of MFH Tech, with a term of one year. As of December 31, 2022, Mr. Wei Zheng has not repaid the loan.

15.  RELATED PARTY BALANCES AND TRANSACTIONS (CONTINUED)

Schedule of due to the related party

		As of
		December 31, 2022
		US$
Zhiyou Wang	(i)	250,396
Radiance Holding (HK) Limited	(ii)	273,000
Ying Wang	(iii)	400,000

i.	The amounts represent the payables of $250,396 due to Zhiyou Wang related to the Company’s borrowing from shareholders because of a temporary shortage of RMB funds.
ii.	The amounts represent the payables of $273,000 due to Radiance Holding (HK) Limited related to the Company’s borrowing shares from shareholders to pay agency fees with 100,000 ADSs of the Company.

iii.	On June 13, 2022, the Company issued a promissory note to Ying Wang, a Singapore resident associated with Zhiyou Wang, in the principal amount of up to USD$5,000,000 to provide for the Company’s working capital. The Note has a term of one year with the maturity date on June 1, 2023 and bears no interest other than any applicable imputed interest charged by the appropriate government authority. The balance of the Note may be prepaid at any time before the Maturity Date. As of December 31, 2022, the Company has received USD$0.4 million of the Note from the Noteholder.